CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 70,566	$ 29,555		$ 54,150
Restricted cash	5,508	5,657		5,602
Mortgage loans held-for-sale	160,422	308,477		164,422
Mortgage servicing rights	856	749		339
Securitized mortgage trust assets		1,642,730		2,103,269
Other assets	32,238	35,603		41,524
Total assets	269,590	2,022,771		2,369,306
LIABILITIES
Warehouse borrowings	150,721	285,539		151,932
Convertible notes, net	20,000	20,000		20,000
Long-term debt	47,549	46,536		44,413
Securitized mortgage trust liabilities		1,614,862		2,086,557
Other liabilities	44,575	45,898		50,753
Total liabilities	262,845	2,012,835		2,353,655
Commitments and contingencies (See Note 11)
STOCKHOLDERS' EQUITY
Common stock, $0.01 par value; 200,000,000 shares authorized; 21,455,170 and 21,332,684 shares issued and outstanding as of March 31, 2022 and December 31, 2021, respectively	215	213		212
Additional paid-in capital	1,238,246	1,237,986		1,237,102
Accumulated other comprehensive earnings, net of tax	19,775	22,044		24,766
Total accumulated deficit:
Cumulative dividends declared	(822,520)	(822,520)		(822,520)
Accumulated deficit	(428,992)	(427,808)		(423,930)
Total accumulated deficit	(1,251,512)	(1,250,328)		(1,246,450)
Total stockholders' equity	6,745	9,936	$ 13,520	15,651	$ 104,237
Total liabilities and stockholders' equity	269,590	2,022,771		2,369,306
Series A-1 junior participating preferred stock
STOCKHOLDERS' EQUITY
Preferred stock
Series B 9.375% redeemable preferred stock
STOCKHOLDERS' EQUITY
Preferred stock	7	7		7
Series C 9.125% redeemable preferred stock
STOCKHOLDERS' EQUITY
Preferred stock	$ 14	$ 14		$ 14